Property Plant And Equipment	12 Months Ended
Dec. 31, 2011
Disclosure Text Block
Property, Plant and Equipment

NOTE 11 PROPERTY, PLANT AND EQUIPMENT

U.S. Cellular's Property, plant and equipment in service and under construction, and related accumulated depreciation and amortization, as of December 31, 2011 and 2010 were as follows:

	Useful Lives
December 31,	(Years)	2011	2010
(Dollars in thousands)
Land	N/A	$30,807	$26,791
Buildings	20	330,925	317,474
Leasehold and land improvements	1-30	1,129,818	1,048,278
Cell site equipment	6-25	2,874,397	2,676,878
Switching equipment	1-8	1,113,780	991,934
Office furniture and equipment	3-5	570,776	520,756
Other operating assets and equipment	5-25	127,253	120,586
System development	3-7	545,193	471,334
Work in process	N/A	285,500	166,506
		7,008,449	6,340,537
Accumulated depreciation and amortization		(4,218,147)	(3,766,015)
		$2,790,302	$2,574,522

U.S. Cellular's depreciation and amortization expense related to Property, plant and equipment totaled $565.1 million, $559.0 million and $551.7 million in 2011, 2010 and 2009, respectively.

TDS Telecom's Property, plant and equipment in service and under construction, and related accumulated depreciation, as of December 31, 2011 and 2010 were as follows:

	Useful Lives
December 31,	(Years)	2011	2010
(Dollars in thousands)
Land	N/A	$9,004	$9,603
Buildings	30	135,883	98,664
Cable and wire	15-20	1,410,706	1,375,204
Network electronic equipment	5-12	1,065,504	1,041,891
Office furniture and equipment	5-10	74,547	71,748
Other equipment	10-15	114,788	94,859
System development	3-7	165,812	157,824
Work in process	N/A	88,924	64,834
		3,065,168	2,914,627
Accumulated depreciation and amortization		(2,128,411)	(2,004,676)
		$936,757	$909,951

The provision for TDS Telecom's ILEC companies' depreciation as a percentage of depreciable property was 5.7% in 2011, 5.8% in 2010 and 5.8% in 2009. TDS Telecom's depreciation and amortization expense related to Property, plant and equipment totaled $168.2 million, $165.9 million and $161.4 million in 2011, 2010 and 2009, respectively.

Corporate and other Property, plant and equipment in service and under construction, and related accumulated depreciation, as of December 31, 2011 and 2010 were as follows:

December 31,	2011	2010
(Dollars in thousands)
Property, plant and equipment	$123,979	$96,177
Accumulated depreciation and amortization	(66,503)	(62,866)
Total	$57,476	$33,311

Corporate and other fixed assets consist of assets at the TDS corporate offices, Suttle-Straus and Airadigm. Corporate and other depreciation and amortization expense related to Property, plant and equipment totaled $8.3 million, $7.3 million and $7.8 million in 2011, 2010 and 2009, respectively.

In 2011, 2010 and 2009, (Gain) loss on asset disposals and exchanges, net included charges of $11.0 million, $11.8 million and $18.8 million, respectively, related to disposals of assets, trade-ins of older assets for replacement assets and other retirements of assets from service.